Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contract with customers	$ 282,502	$ 278,191	$ 212,501
Other revenues (loss of hire insurance recoveries and other income)	59	1,265	6,702
Total revenues	282,561	279,456	219,203
Time charter revenues (service element included)
Disaggregation of Revenue [Line Items]
Revenue from contract with customers	237,387	233,076	167,386
Bareboat revenues
Disaggregation of Revenue [Line Items]
Revenue from contract with customers	$ 45,115	$ 45,115	$ 45,115